Acquisition of FRT (Schedule of assets acquired and liabilities assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Oct. 31, 2023
Business Acquisition [Line Items]
Working capital (excluding cash and cash equivalents)	$ (15,288)
Fixed assets, net	1,615
Intangible assets	16,900
Goodwill	74,345
Capitalized share-based compensation adjustment	$ (102,286)
FRT GmbH [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,053
Working capital (excluding cash and cash equivalents)		15,288
Fixed assets, net		1,615
Intangible assets		16,900
Goodwill		74,345
Deferred taxes liabilities, net		(7,157)
Fair value of assets acquired and liabilities		103,044
Cash consideration		102,539
Capitalized share-based compensation adjustment		$ (505)